SCHEDULE OF ACCOUNTS AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Accounts Payable	$ 473,977	$ 405,819	$ 521,540
Accrued Expenses	2,774,214	2,751,127	2,472,617
Deferred Revenue and Customer Deposits	104,983	864	4,151
Accounts and Other Payables	$ 3,353,174	$ 3,157,810	$ 2,998,308